CERTIFICATION OF
                          STRONG MUNICIPAL FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG WISCONSIN TAX-FREE FUND


STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Wisconsin Tax-Free Fund's Prospectuses and Statement of Additional Information, each dated April 6, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 36 (File No. 33-7603; 811-4770), which was filed with the Securities and Exchange Commission on March 29, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Wisconsin Tax-Free Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                    STRONG MUNICIPAL FUNDS, INC.



                                    /S/ CATHLEEN A. EBACHER
                                    -----------------------------------
                                    By:      Cathleen A. Ebacher
                                    Title:   Vice President and Assistant
                                             Secretary


Dated: April 11, 2001